STATUTORY INFORMATION (BASED ON NON-GAAP MEASURES) (NARRATIVE) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statutory Accounting Practices [Line Items]
Statutory capital and surplus included investments in upstream affiliates	$ 42.6	$ 52.4
Statutory accounting practices, statutory net income, amount	374.3	386.5	350.4
Statutory accounting practices, net realized capital gain (loss), net of income taxes	(18.2)	19.0	13.0
Statutory accounting practices, pre-tax amounts for fees and interest paid	157.5	159.7	155.3
Percentage of statutory capital and surplus, available for dividend distribution without prior approval from regulatory agency	10.00%
Amount of extraordinary dividends paid by insurance subsidiaries	227.0
Capital contributions to insurance subsidiaries from parent	$ 53.0
Adjusted Capital to Risk-based Capital Ratio (less than)	0.95
Minimum [Member] | Company Plan for Improving Capital Position [Member]
Statutory Accounting Practices [Line Items]
Adjusted Capital to Risk-based Capital Ratio (less than)	0.75
Minimum [Member] | Regulatory Authority Special Examination [Member]
Statutory Accounting Practices [Line Items]
Adjusted Capital to Risk-based Capital Ratio (less than)	0.50
Minimum [Member] | Regulatory Authority, Any Action Deemed Necessary [Member]
Statutory Accounting Practices [Line Items]
Adjusted Capital to Risk-based Capital Ratio (less than)	0.35
Minimum [Member] | Trend Test [Member]
Statutory Accounting Practices [Line Items]
Adjusted Capital to Risk-based Capital Ratio (less than)	1
Maximum [Member] | Company Plan for Improving Capital Position [Member]
Statutory Accounting Practices [Line Items]
Adjusted Capital to Risk-based Capital Ratio (less than)	1
Maximum [Member] | Regulatory Authority Special Examination [Member]
Statutory Accounting Practices [Line Items]
Adjusted Capital to Risk-based Capital Ratio (less than)	0.75
Maximum [Member] | Regulatory Authority, Any Action Deemed Necessary [Member]
Statutory Accounting Practices [Line Items]
Adjusted Capital to Risk-based Capital Ratio (less than)	0.50
Maximum [Member] | Regulatory Authority Control [Member]
Statutory Accounting Practices [Line Items]
Adjusted Capital to Risk-based Capital Ratio (less than)	0.35
Maximum [Member] | Trend Test [Member]
Statutory Accounting Practices [Line Items]
Adjusted Capital to Risk-based Capital Ratio (less than)	1.5